Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Liabilities and Lease Costs

	December 31, 2024	December 31, 2023
Operating lease commitments	$63.9	$421.5
Impact of discounting	(5.6)	(37.9)
Impact of changes in variable rates	(1.4)	(15.2)
Operating lease liabilities	56.9	368.4
Current portion of operating lease liabilities	(13.9)	(100.0)
Operating lease liabilities	$43.0	$268.4
Operating lease costs related to vessel sale-leaseback transactions and other leases are summarized as follows:

	December 31, 2024	December 31, 2023
Lease costs:
Operating lease costs	$61.6	$115.1
Variable lease adjustments	(2.4)	4.7

Other information:
Operating cash outflow used for operating leases	47.2	113.3
Weighted average discount rate(1)	5.4%	4.8%
Weighted average remaining lease term	4 years	4 years
(1)The weighted average discount rate is based on a fixed rate at the time the lease was entered into and is adjusted quarterly as each lease payment is made.